CERTAIN BALANCE SHEET COMPONENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 6,125	$ 6,319
Work in process	2,533	2,764
Finished goods	1,478	1,443
Inventory, gross	10,136	10,526
Allowance for excess and obsolete inventory	(2,833)	(2,411)
Inventories, net	$ 7,303	$ 8,115